MANAGEMENT'S PLANS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
MANAGEMENT'S PLANS [Abstract]
Approximate cash position	$ 1,675,000	$ 2,450,000
Approximate monthly expenditures	295,000	295,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)	$ 20,000,000	$ 20,000,000
Term of agreement with institutional investor	30 months	30 months
Remaining available amount	$ 18,485,352	$ 18,485,352